Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                     [LOGO]
                                                   SECURIAN


September 1, 2010


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549


RE:   Minnesota Life Variable Universal Life Account
      File Numbers:  33-85496 and 811-8830


Dear Ladies and Gentlemen:

On behalf of Minnesota Life Variable Universal Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Supplement, Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 27, 2010.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/Michael T. Steinert

Michael T. Steinert
Associate Counsel

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including
Minnesota Life Insurance Company, Advantus Capital Management,
Securian Financial Services and Securian Trust Company.